UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

January 31, 2013

MFS® ASIA PACIFIC EX-JAPAN FUND

AJX-SEM

MFS® ASIA PACIFIC EX-JAPAN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

Global financial markets began 2013 with greater optimism. U.S. and Asian economic trends have turned more positive. Europe continues to struggle through its economic slump. However, even there, sentiment has improved. The U.S. Congress averted its year-end fiscal cliff, but a degree of uncertainty remains regarding upcoming negotiations over spending cuts and the debt ceiling. The U.S. Federal Reserve Board is continuing its accommodative monetary easing, while the U.S. housing and job markets have made steady gains. Corporate profits have been resilient, and investors have demonstrated increased tolerance for risk.

Overseas, the eurozone remains in a broad contraction, with economic output receding in France as well as Italy and Spain. However, large-scale early repayments of European Central

Bank loans by banks and Germany’s strong rebound in manufacturing activity are encouraging signs. In Asia, both China and Japan appear to be in the early stages of a turnaround. China’s economic activity has picked up from last year’s relative slowdown, and Japan’s sharp devaluation of the yen, an important anti-deflationary measure, seems to be having its desired impact: Japanese stocks have soared, corporate profits are rising and confidence is returning among consumers, businesses and investors.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 18, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Sands China Ltd.	4.1%
Westpac Banking Corp.	4.0%
China Unicom (Hong Kong) Ltd.	3.4%
Rio Tinto PLC	3.2%
National Australia Bank Ltd.	2.8%
AIA Group Ltd.	2.5%
Samsung Electronics Co. Ltd.	2.2%
Reliance Industries Ltd.	2.1%
China Construction Bank	2.1%

Equity sectors (a)
Financial Services	35.6%
Basic Materials	12.5%
Technology	10.1%
Utilities & Communications	8.4%
Energy	6.4%
Leisure	4.9%
Retailing	4.3%
Autos & Housing	3.8%
Special Products & Services	3.7%
Consumer Staples	2.4%
Industrial Goods & Services	1.7%
Health Care	1.1%

Issuer country weightings (x)
China	18.8%
Australia	18.4%
Hong Kong	17.9%
India	8.1%
Taiwan	7.9%
United States	6.9%
South Korea	6.7%
United Kingdom	4.0%
Thailand	3.8%
Other Countries	7.5%

Currency exposure weightings (y)
Hong Kong Dollar	36.9%
Australian Dollar	18.4%
United States Dollar	11.5%
Taiwan Dollar	7.9%
South Korean Won	6.7%
Indian Rupee	4.1%
Thailand Baht	3.8%
Indonesian Rupiah	3.6%
British Pound Sterling	3.2%
Other Currencies	3.9%

2

Portfolio Composition – continued

(a)	The sectors depicted are economic aggregates made up of several underlying industry categories. The fund may invest between 25% and 35% of its total assets in any industry that represents 20% or more of the Asia Pacific market excluding Japan as a whole, as measured by an index determined by the adviser to be an appropriate measure of the Asia Pacific market excluding Japan. As of January 31, 2013, the fund did not have more than 25% of its total assets invested in any one industry.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 1/31/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

August 1, 2012 through January 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2012 through January 31, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/12	Ending Account Value 1/31/13	Expenses Paid During Period (p) 8/01/12-1/31/13
A	Actual	1.70%	$1,000.00	$1,150.31	$9.21
	Hypothetical (h)	1.70%	$1,000.00	$1,016.64	$8.64
B	Actual	2.45%	$1,000.00	$1,145.88	$13.25
	Hypothetical (h)	2.45%	$1,000.00	$1,012.85	$12.43
C	Actual	2.45%	$1,000.00	$1,146.14	$13.25
	Hypothetical (h)	2.45%	$1,000.00	$1,012.85	$12.43
I	Actual	1.45%	$1,000.00	$1,151.62	$7.86
	Hypothetical (h)	1.45%	$1,000.00	$1,017.90	$7.38

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 90.9%
Issuer	Shares/Par	Value ($)
Apparel Manufacturers - 2.6%
Li & Fung Ltd.	44,000	$61,839
Samsonite International S.A.	6,900	15,036
Stella International Holdings Ltd.	4,500	12,939

		$89,814
Automotive - 3.8%
Exide Industries Ltd.	6,315	$14,579
Guangzhou Automobile Group Co. Ltd., “H”	58,000	48,537
Kia Motors Corp.	920	43,680
Mando Corp.	215	23,891

		$130,687
Brokerage & Asset Managers - 1.5%
Computershare Ltd.	4,680	$51,097

Business Services - 1.8%
Cognizant Technology Solutions Corp., “A” (a)	802	$62,700

Cable TV - 0.8%
Astro Malaysia Holdings Bhd.	15,800	$14,188
Dish TV India Ltd. (a)	10,715	14,494

		$28,682
Chemicals - 0.5%
Nufarm Ltd.	3,134	$18,171

Computer Software - Systems - 3.3%
Asustek Computer, Inc.	4,660	$53,345
Hon Hai Precision Industry Co. Ltd.	21,680	61,971

		$115,316
Conglomerates - 1.9%
Hutchison Whampoa Ltd.	6,000	$67,076

Containers - 1.3%
Brambles Ltd.	5,242	$44,332

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 6.8%
Samsung Electronics Co. Ltd.	57	$75,796
Taiwan Semiconductor Manufacturing Co. Ltd.	46,000	158,129

		$233,925
Energy - Independent - 5.2%
CNOOC Ltd.	23,000	$47,510
Oil Search Ltd.	7,917	60,268
Reliance Industries Ltd.	4,309	71,829

		$179,607
Energy - Integrated - 1.2%
PetroChina Co. Ltd., “H”	28,000	$39,931

Engineering - Construction - 0.4%
Keppel Corp. Ltd.	1,300	$12,079

Food & Beverages - 1.7%
Tingyi (Cayman Islands) Holdings Corp.	8,000	$22,488
Want Want China Holdings Ltd.	26,000	34,531

		$57,019
Food & Drug Stores - 1.7%
CP All PLC	12,800	$20,067
Dairy Farm International Holdings Ltd.	1,800	21,960
Wumart Stores, Inc.	9,000	17,918

		$59,945
Gaming & Lodging - 4.1%
Sands China Ltd.	28,000	$141,166

Insurance - 5.7%
AIA Group Ltd.	21,600	$85,922
Austbrokers Holdings Ltd.	3,817	33,435
China Pacific Insurance (Group) Co. Ltd.	9,200	35,944
QBE Insurance Group Ltd.	3,450	42,884

		$198,185
Machinery & Tools - 1.3%
Sinotruk (Hong Kong) Ltd.	29,000	$19,407
T.K. Corp. (a)	1,201	23,989

		$43,396
Major Banks - 10.3%
BOC Hong Kong Holdings Ltd.	9,500	$32,767
Industrial & Commercial Bank Of China Ltd.	80,000	60,242

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - continued
National Australia Bank Ltd.	3,421	$97,605
Standard Chartered PLC	1,050	27,674
Westpac Banking Corp.	4,690	137,136

		$355,424
Medical Equipment - 1.1%
Fisher & Paykel Healthcare Corp. Ltd.	19,177	$38,302

Metals & Mining - 5.8%
Iluka Resources Ltd.	5,997	$60,786
Maanshan Iron & Steel Co. Ltd. (a)	84,000	26,103
Rio Tinto PLC	1,978	111,681

		$198,570
Natural Gas - Distribution - 1.2%
China Resources Gas Group Ltd.	12,000	$26,614
Hong Kong & China Gas Co. Ltd.	5,500	15,602

		$42,216
Other Banks & Diversified Financials - 10.2%
China Construction Bank	82,500	$71,167
DBS Group Holdings Ltd.	4,000	48,350
Federal Bank Ltd.	1,025	9,742
Hana Financial Group, Inc.	590	21,131
ICICI Bank Ltd., ADR	709	32,472
Kasikornbank PLC	3,600	24,145
PT Bank Negara Indonesia Tbk	81,697	32,922
PT Bank Rakyat Indonesia (Persero) Tbk	48,000	39,179
Siam Commercial Bank Public Co. Ltd.	8,500	51,023
Wing Hang Bank	2,000	20,966

		$351,097
Precious Metals & Minerals - 1.3%
Newcrest Mining Ltd.	1,838	$44,850

Real Estate - 6.3%
Asian Property Development Public Co. Ltd.	39,200	$12,423
BWP Trust, REIT	17,696	43,181
China Overseas Land & Investment Ltd.	12,000	37,213
Hang Lung Properties Ltd.	15,000	56,573
IGB Trust, REIT (a)	42,500	18,603
Sun Hung Kai Properties Ltd.	3,000	49,243

		$217,236

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - 1.9%
LG Chem Ltd.	150	$41,945
PTT Global Chemical PLC	8,538	22,905

		$64,850
Telecommunications - Wireless - 0.7%
PT Indosat Tbk	37,000	$25,832

Telephone Services - 4.2%
China Unicom (Hong Kong) Ltd.	74,000	$118,890
PT XL Axiata Tbk	52,500	26,951

		$145,841
Utilities - Electric Power - 2.3%
Cheung Kong Infrastructure Holdings Ltd.	6,000	$38,064
China Longyuan Electric Power Group Corp.	51,000	42,744

		$80,808
Total Common Stocks (Identified Cost, $2,697,537)		$3,138,154

	First Exercise
Warrants - 4.0%
Metals & Mining - 1.7%
Deutsche Bank (MOIL Limited - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	7/05/11	5,750	$27,267
Deutsche Bank (Steel Authority of India - Zero Strike Warrant (1 share for 1 warrant)) (a)(z)	7/25/11	19,375	31,525

			$58,792
Other Banks & Diversified Financials - 1.6%
Deutsche Bank (Federal Bank LTD - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	7/22/11	1,680	$15,957
Deutsche Bank (Housing Development Finance Authority - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	9/15//10	3,163	38,214

			$54,171
Tobacco - 0.7%
Deutsche Bank (ITC Limited - Zero Strike Warrant (1share for 1 warrant)) (a)(n)	7/11/11	4,234	$24,473
Total Warrants (Identified Cost, $135,858)			$137,436

9

Portfolio of Investments (unaudited) – continued

Money Market Funds - 3.8%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	130,983	$130,983
Total Investments (Identified Cost, $2,964,378)		$3,406,573

Other Assets, Less Liabilities - 1.3%		44,945
Net Assets - 100.0%		$3,451,518

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $105,911 representing 3.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Deutsche Bank (Steel Authority of India - Zero Strike Warrant)	7/25/11-1/30/13	$41,100	$31,525
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,833,395)	$3,275,590
Underlying affiliated funds, at cost and value	130,983
Total investments, at value (identified cost, $2,964,378)	$3,406,573
Cash	1,297
Foreign currency, at value (identified cost, $3,417)	3,417
Receivables for
Fund shares sold	128,938
Dividends	2,376
Receivable from investment adviser	21,181
Other assets	126
Total assets	$3,563,908
Liabilities
Payables for
Investments purchased	$30,421
Fund shares reacquired	1,019
Payable to affiliates
Shareholder servicing costs	2,833
Distribution and service fees	65
Payable for independent Trustees’ compensation	168
Deferred country tax expense payable	7,688
Accrued expenses and other liabilities	70,196
Total liabilities	$112,390
Net assets	$3,451,518
Net assets consist of
Paid-in capital	$3,204,766
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,689 deferred country tax)	440,496
Accumulated net realized gain (loss) on investments and foreign currency	(194,479)
Undistributed net investment income	735
Net assets	$3,451,518
Shares of beneficial interest outstanding	307,125

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,893,105	168,406	$11.24
Class B	344,431	30,790	11.19
Class C	393,214	35,199	11.17
Class I	820,768	72,730	11.29

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.93 [100 / 94.25 x $11.24]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$29,984
Interest	187
Dividends from underlying affiliated funds	70
Foreign taxes withheld	(1,324)
Total investment income	$28,917
Expenses
Management fee	$15,841
Distribution and service fees	5,087
Shareholder servicing costs	4,576
Administrative services fee	8,823
Independent Trustees’ compensation	641
Custodian fee	35,486
Shareholder communications	5,756
Audit and tax fees	25,608
Legal fees	422
Registration fees	29,474
Miscellaneous	5,608
Total expenses	$137,322
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(110,348)
Net expenses	$26,973
Net investment income	$1,944
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $1,571 country tax)	$9,218
Foreign currency	(426)
Net realized gain (loss) on investments and foreign currency	$8,792
Change in unrealized appreciation (depreciation)
Investments (net of $1,013 decrease in deferred country tax)	$398,956
Translation of assets and liabilities in foreign currencies	(68)
Net unrealized gain (loss) on investments and foreign currency translation	$398,888
Net realized and unrealized gain (loss) on investments and foreign currency	$407,680
Change in net assets from operations	$409,624

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 1/31/13 (unaudited)	Year ended 7/31/12
From operations
Net investment income	$1,944	$30,063
Net realized gain (loss) on investments and foreign currency	8,792	(195,365)
Net unrealized gain (loss) on investments and foreign currency translation	398,888	(98,648)
Change in net assets from operations	$409,624	$(263,950)
Distributions declared to shareholders
From net investment income	$(32,000)	$(13,001)
From net realized gain on investments	—	(33,000)
Total distributions declared to shareholders	$(32,000)	$(46,001)
Change in net assets from fund share transactions	$313,345	$1,019,059
Total change in net assets	$690,969	$709,108
Net assets
At beginning of period	2,760,549	2,051,441
At end of period (including undistributed net investment income of $735 and $30,791, respectively)	$3,451,518	$2,760,549

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/13		Years ended 7/31
Class A			2012	2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.88		$11.47	$10.00
Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.13	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	1.47		(1.52)	1.40
Total from investment operations	$1.48		$(1.39)	$1.50
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.06)	$—
From net realized gain on investments	—		(0.14)	(0.03)
Total distributions declared to shareholders	$(0.12)		$(0.20)	$(0.03)
Net asset value, end of period (x)	$11.24		$9.88	$11.47
Total return (%) (r)(s)(t)(x)	15.03	(n)	(11.97)	15.02	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	9.01	(a)	10.84	13.12	(a)
Expenses after expense reductions (f)	1.70	(a)	1.70	1.70	(a)
Net investment income (l)	0.21	(a)	1.27	0.99	(a)
Portfolio turnover	16	(n)	86	76	(n)
Net assets at end of period (000 omitted)	$1,893		$1,461	$787

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 1/31/13		Years ended 7/31
Class B			2012	2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.80		$11.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.06	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.46		(1.51)	1.41
Total from investment operations	$1.43		$(1.45)	$1.43
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.01)	$—
From net realized gain on investments	—		(0.14)	(0.03)
Total distributions declared to shareholders	$(0.04)		$(0.15)	$(0.03)
Net asset value, end of period (x)	$11.19		$9.80	$11.40
Total return (%) (r)(s)(t)(x)	14.59	(n)	(12.61)	14.32	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	9.76	(a)	11.64	14.27	(a)
Expenses after expense reductions (f)	2.45	(a)	2.45	2.45	(a)
Net investment income (loss) (l)	(0.48	)(a)	0.61	0.18	(a)
Portfolio turnover	16	(n)	86	76	(n)
Net assets at end of period (000 omitted)	$344		$294	$258

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 1/31/13		Years ended 7/31
Class C			2012	2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.81		$11.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.08	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.46		(1.53)	1.42
Total from investment operations	$1.43		$(1.45)	$1.43
Less distributions declared to shareholders
From net investment income	$(0.07)		$—	$—
From net realized gain on investments	—		(0.14)	(0.03)
Net asset value, end of period (x)	$11.17		$9.81	$11.40
Total return (%) (r)(s)(t)(x)	14.61	(n)	(12.63)	14.32	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	9.76	(a)	11.69	14.87	(a)
Expenses after expense reductions (f)	2.45	(a)	2.45	2.45	(a)
Net investment income (loss) (l)	(0.54	)(a)	0.76	0.05	(a)
Portfolio turnover	16	(n)	86	76	(n)
Net assets at end of period (000 omitted)	$393		$292	$197

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 1/31/13		Years ended 7/31
Class I			2012	2011 (c)
	(unaudited)
Net asset value, beginning of period	$9.93		$11.50	$10.00
Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.16	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	1.48		(1.52)	1.45
Total from investment operations	$1.50		$(1.36)	$1.53
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.07)	$—
From net realized gain on investments	—		(0.14)	(0.03)
Total distributions declared to shareholders	$(0.14)		$(0.21)	$(0.03)
Net asset value, end of period (x)	$11.29		$9.93	$11.50
Total return (%) (r)(s)(x)	15.16	(n)	(11.67)	15.32	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.77	(a)	10.75	15.22	(a)
Expenses after expense reductions (f)	1.45	(a)	1.45	1.45	(a)
Net investment income (l)	0.46	(a)	1.55	0.83	(a)
Portfolio turnover	16	(n)	86	76	(n)
Net assets at end of period (000 omitted)	$821		$713	$810

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fun invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Asia Pacific ex-Japan Fund (the fund) is a series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries. The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Asia Pacific market excluding Japan as a whole, as measured by an index determined by MFS to be an appropriate measure of the Asia Pacific market excluding Japan. At January 31, 2013, the fund did not have more than 25% of its assets invested in any one industry.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the

18

Notes to Financial Statements (unaudited) – continued

last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

19

Notes to Financial Statements (unaudited) – continued

an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$649,237	$—	$—	$649,237
Australia	633,744	—	—	633,744
Hong Kong	619,156	—	—	619,156
India	143,117	137,437	—	280,554
Taiwan	273,445	—	—	273,445
South Korea	230,431	—	—	230,431
United Kingdom	139,355	—	—	139,355
Thailand	24,145	106,418	—	130,563
Indonesia	124,883	—	—	124,883
Other Countries	194,222	—	—	194,222
Mutual Funds	130,983	—	—	130,983
Total Investments	$3,162,718	$243,855	$—	$3,406,573

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $51,023 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $2,519,624 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. Other reasons for changes in classifications between levels 1 and 2 relate to referencing trading activity outside of a primary exchange in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

20

Notes to Financial Statements (unaudited) – continued

are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Zero Strike Warrants – The fund invested in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets that place restrictions on investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. To the extent the fund invests in zero strike warrants whose returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when

21

Notes to Financial Statements (unaudited) – continued

filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/12
Ordinary income (including any short-term capital gains)	$46,001

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/13
Cost of investments	$3,089,144
Gross appreciation	403,736
Gross depreciation	(86,307)
Net unrealized appreciation (depreciation)	$317,429

As of 7/31/12
Undistributed ordinary income	$31,129
Capital loss carryforwards	(75,805)
Other temporary differences	(2,982)
Net unrealized appreciation (depreciation)	(83,214)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of July 31, 2012, the fund had capital loss carryforwards available to offset future realized gains.

Such losses are characterized as follows:
Short-term losses	$(71,472)
Long-term losses	(4,333)
Total	$(75,805)

22

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 1/31/13	Year ended 7/31/12	Six months ended 1/31/13	Year ended 7/31/12
Class A	$18,636	$7,697	$—	$17,342
Class B	1,013	274	—	3,397
Class C	2,147	—	—	2,400
Class I	10,204	5,030	—	9,861
Total	$32,000	$13,001	$—	$33,000

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	1.05%
Next $1.5 billion of average daily net assets	0.95%
Average daily net assets in excess of $2.5 billion	0.90%

The management fee incurred for the six months ended January 31, 2013 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’ average daily net assets:

Class A	Class B	Class C	Class I
1.70%	2.45%	2.45%	1.45%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2013. For the six months ended January 31, 2013, this reduction amounted to $110,345 and is reflected as a reduction of total expenses in the Statement of Operations.

23

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,008 for the six months ended January 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,027
Class B	0.75%	0.25%	1.00%	1.00%	1,455
Class C	0.75%	0.25%	1.00%	1.00%	1,605
Total Distribution and Service Fees					$5,087

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2013, were as follows:

Amount
Class A	$315
Class B	—
Class C	19

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2013, the fee was $891, which equated to 0.0591% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended January 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,685.

24

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2013 was equivalent to an annual effective rate of 0.5848% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $9 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

At January 31, 2013, MFS held 100% of the outstanding shares of Class I.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $595,375 and $461,325, respectively.

25

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/13		Year ended 7/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	32,253	$353,136	99,156	$980,575
Class B	6,352	70,681	12,542	130,415
Class C	6,943	76,949	17,582	181,749
Class I	—	—	63,528	662,350
	45,548	$500,766	192,808	$1,955,089

Shares issued to shareholders in reinvestment of distributions
Class A	1,695	$18,608	2,697	$24,838
Class B	91	993	400	3,671
Class C	197	2,147	261	2,400
Class I	926	10,204	1,612	14,891
	2,909	$31,952	4,970	$45,800

Shares reacquired
Class A	(13,419)	$(143,308)	(22,552)	$(230,855)
Class B	(5,672)	(58,020)	(5,567)	(53,246)
Class C	(1,724)	(18,045)	(5,314)	(53,468)
Class I	—	—	(63,757)	(644,261)
	(20,815)	$(219,373)	(97,190)	$(981,830)

Net change
Class A	20,529	$228,436	79,301	$774,558
Class B	771	13,654	7,375	80,840
Class C	5,416	61,051	12,529	130,681
Class I	926	10,204	1,383	32,980
	27,642	$313,345	100,588	$1,019,059

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund,

26

Notes to Financial Statements (unaudited) – continued

based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2013, the fund’s commitment fee and interest expense were $9 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	64,084	632,379	(565,480)	130,983

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$70	$130,983

27

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

28

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

January 31, 2013

MFS® EUROPEAN EQUITY FUND

EEQ-SEM

MFS® EUROPEAN EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

Global financial markets began 2013 with greater optimism. U.S. and Asian economic trends have turned more positive. Europe continues to struggle through its economic slump. However, even there, sentiment has improved. The U.S. Congress averted its year-end fiscal cliff, but a degree of uncertainty remains regarding upcoming negotiations over spending cuts and the debt ceiling. The U.S. Federal Reserve Board is continuing its accommodative monetary easing, while the U.S. housing and job markets have made steady gains. Corporate profits have been resilient, and investors have demonstrated increased tolerance for risk.

Overseas, the eurozone remains in a broad contraction, with economic output receding in France as well as Italy and Spain. However, large-scale early repayments of European Central

Bank loans by banks and Germany’s strong rebound in manufacturing activity are encouraging signs. In Asia, both China and Japan appear to be in the early stages of a turnaround. China’s economic activity has picked up from last year’s relative slowdown, and Japan’s sharp devaluation of the yen, an important anti-deflationary measure, seems to be having its desired impact: Japanese stocks have soared, corporate profits are rising and confidence is returning among consumers, businesses and investors.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 18, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.1%
Royal Dutch Shell PLC, “A”	2.6%
Groupe Danone	2.2%
Novartis AG	2.2%
Roche Holding AG	2.2%
Linde AG	2.1%
Akzo Nobel N.V.	2.0%
HSBC Holdings PLC	1.9%
Vodafone Group PLC	1.7%
BP PLC	1.6%

Equity sectors (a)
Financial Services	12.9%
Consumer Staples	9.1%
Basic Materials	7.5%
Health Care	7.3%
Industrial Goods & Services	5.4%
Utilities & Communications	5.4%
Energy	5.4%
Retailing	4.0%
Leisure	3.8%
Special Products & Services	3.6%
Technology	3.5%
Autos & Housing	2.0%
Transportation	0.5%

Issuer country weightings (x)
United States	30.0%
United Kingdom	22.4%
Switzerland	13.5%
France	9.8%
Germany	8.4%
Netherlands	5.6%
Sweden	2.4%
Denmark	1.5%
Spain	1.5%
Other Countries	4.9%

Currency exposure weightings (y)
United States Dollar	30.0%
Euro	29.4%
British Pound Sterling	22.4%
Swiss Franc	13.5%
Swedish Krona	2.4%
Danish Krone	1.5%
Turkish Lira	0.3%
Hong Kong Dollar	0.3%
Canadian Dollar	0.1%
Other Currencies	0.1%

2

Portfolio Composition – continued

(a)	The sectors depicted are economic aggregates made up of several underlying industry categories. The fund may invest between 25% and 35% of its total assets in any industry that represents 20% or more of the European market as a whole, as measured by an index determined by the adviser to be an appropriate measure of the European market. As of January 31, 2013, the fund did not have more than 25% of its total assets invested in any one industry.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 1/31/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

August 1, 2012 through January 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2012 through January 31, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/12	Ending Account Value 1/31/13	Expenses Paid During Period (p) 8/01/12-1/31/13
A	Actual	1.55%	$1,000.00	$1,225.75	$8.70
	Hypothetical (h)	1.55%	$1,000.00	$1,017.39	$7.88
B	Actual	2.30%	$1,000.00	$1,220.17	$12.87
	Hypothetical (h)	2.30%	$1,000.00	$1,013.61	$11.67
C	Actual	2.30%	$1,000.00	$1,220.77	$12.87
	Hypothetical (h)	2.30%	$1,000.00	$1,013.61	$11.67
I	Actual	1.30%	$1,000.00	$1,226.42	$7.30
	Hypothetical (h)	1.30%	$1,000.00	$1,018.65	$6.61

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 70.4%
Issuer	Shares/Par	Value ($)
Alcoholic Beverages - 2.2%
Heineken N.V.	654	$45,988
Pernod Ricard S.A.	219	27,416

		$73,404
Apparel Manufacturers - 2.0%
Compagnie Financiere Richemont S.A.	265	$21,796
LVMH Moet Hennessy Louis Vuitton S.A.	238	44,870

		$66,666
Automotive - 0.9%
D’Ieteren S.A.	470	$20,798
GKN PLC	2,867	10,949

		$31,747
Broadcasting - 1.1%
Publicis Groupe	552	$36,167

Brokerage & Asset Managers - 0.5%
IG Group Holdings PLC	2,409	$17,040

Business Services - 3.6%
Adecco S.A.	254	$14,597
Amadeus Holdings AG	1,149	28,823
Brenntag AG	140	19,950
Compass Group PLC	2,469	29,917
Experian Group Ltd.	797	13,664
MITIE Group PLC	3,377	15,098

		$122,049
Cable TV - 0.7%
Virgin Media, Inc.	344	$13,550
Ziggo N.V.	360	11,485

		$25,035
Computer Software - 0.8%
Dassault Systemes S.A.	132	$14,675
Fidessa Group PLC	500	12,204

		$26,879

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 1.1%
Bellway PLC	1,142	$20,104
BUZZI UNICEM S.p.A	1,064	15,487

		$35,591
Consumer Products - 1.2%
Reckitt Benckiser Group PLC	630	$41,986

Electrical Equipment - 4.0%
IMI PLC	910	$16,886
Legrand S.A.	701	31,815
Pfeiffer Vacuum Technology AG	150	18,703
Schneider Electric S.A.	322	24,528
Siemens AG	400	43,906

		$135,838
Electronics - 1.2%
ASM International N.V.	331	$13,195
Infineon Technologies AG	3,080	27,790

		$40,985
Energy - Independent - 0.4%
Bankers Petroleum Ltd. (a)	1,405	$4,325
Cairn Energy PLC	1,894	8,621

		$12,946
Energy - Integrated - 5.0%
BG Group PLC	1,422	$25,259
BP PLC	7,204	53,329
Royal Dutch Shell PLC, “A”	2,514	89,353

		$167,941
Food & Beverages - 5.7%
Groupe Danone	1,062	$73,599
Nestle S.A.	1,483	104,130
Tate & Lyle PLC	1,050	13,531

		$191,260
Food & Drug Stores - 0.8%
Jeronimo Martins SGPS S.A.	1,210	$25,720

Gaming & Lodging - 0.6%
Betfair Group PLC	840	$8,866
Paddy Power PLC	148	12,168

		$21,034

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
General Merchandise - 0.3%
BIM Birlesik Magazalar A.S.	240	$11,633

Insurance - 4.4%
Delta Lloyd N.V.	1,410	$27,741
Hiscox Ltd.	3,241	24,365
ING Groep N.V. (a)	2,311	23,374
Swiss Re Ltd.	402	29,927
Zurich Insurance Group AG	144	41,425

		$146,832
Machinery & Tools - 1.4%
Atlas Copco AB, “A”	1,083	$30,883
Schindler Holding AG	114	16,911

		$47,794
Major Banks - 4.4%
Barclays PLC	10,095	$48,192
BNP Paribas	590	37,019
HSBC Holdings PLC	5,503	62,552

		$147,763
Medical Equipment - 0.4%
Sonova Holding AG	118	$13,654

Metals & Mining - 1.3%
Rio Tinto PLC	797	$45,000

Natural Gas - Distribution - 0.8%
GDF SUEZ	1,374	$28,189

Network & Telecom - 1.5%
Ericsson, Inc., “B”	4,351	$50,642

Other Banks & Diversified Financials - 3.2%
Erste Group Bank AG (a)	543	$18,274
Julius Baer Group Ltd.	310	12,689
Jyske Bank (a)	599	19,514
KBC Group N.V.	517	20,382
Sydbank A/S (a)	319	6,293
UBS AG	1,788	31,003

		$108,155

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 6.9%
Bayer AG	440	$43,421
GlaxoSmithKline PLC	1,942	44,522
Novartis AG	1,069	72,829
Roche Holding AG	329	72,810

		$233,582
Railroad & Shipping - 0.5%
Kuehne & Nagel International AG	140	$16,445

Real Estate - 0.4%
GSW Immobilien AG	348	$14,851

Restaurants - 1.4%
Domino’s Pizza UK & IRL PLC	2,867	$23,395
Whitbread PLC	600	24,456

		$47,851
Specialty Chemicals - 6.2%
Akzo Nobel N.V.	967	$66,162
Croda International PLC	567	21,798
Fuchs Petrolub AG, IPS	145	11,104
Linde AG	393	71,718
Sika AG	3	7,569
Symrise AG	868	30,708

		$209,059
Specialty Stores - 0.9%
Esprit Holdings Ltd.	6,748	$9,380
Industria de Diseno Textil S.A.	151	21,159

		$30,539
Telecommunications - Wireless - 1.7%
Vodafone Group PLC	20,977	$57,257

Telephone Services - 2.1%
British Telecom Group, PLC	7,010	$27,639
TDC A.S.	3,233	24,742
Telecom Italia S.p.A.	21,835	18,678

		$71,059

Utilities - Electric Power - 0.4%
CEZ A.S.	87	$2,818
Fortum Oyj	481	9,019

		$11,837

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Water - 0.4%
Suez Environnement	1,042	$13,796
Total Common Stocks (Identified Cost, $1,950,627)		$2,378,226

Money Market Funds - 4.4%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	146,877	$146,877
Total Investments (Identified Cost, $2,097,504)		$2,525,103

Other Assets, Less Liabilities - 25.2%		852,942
Net Assets - 100.0%		$3,378,045

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IPS	International Preference Stock
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,950,627)	$2,378,226
Underlying affiliated funds, at cost and value	146,877
Total investments, at value (identified cost, $2,097,504)	$2,525,103
Receivables for
Investments sold	42,556
Fund shares sold	962,917
Interest and dividends	6,637
Receivable from investment adviser	17,836
Other assets	96
Total assets	$3,555,145
Liabilities
Payables for
Investments purchased	$93,381
Fund shares reacquired	10,471
Payable to affiliates
Shareholder servicing costs	318
Distribution and service fees	50
Payable for independent Trustees’ compensation	170
Accrued expenses and other liabilities	72,710
Total liabilities	$177,100
Net assets	$3,378,045
Net assets consist of
Paid-in capital	$3,127,065
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	427,700
Accumulated net realized gain (loss) on investments and foreign currency	(175,401)
Accumulated distributions in excess of net investment income	(1,319)
Net assets	$3,378,045
Shares of beneficial interest outstanding	278,273

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,604,258	132,088	$12.15
Class B	206,064	17,027	12.10
Class C	451,450	37,443	12.06
Class I	1,116,273	91,715	12.17

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.89 [100 / 94.25 x $12.15]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$15,896
Dividends from underlying affiliated funds	53
Foreign taxes withheld	(302)
Total investment income	$15,647
Expenses
Management fee	$9,541
Distribution and service fees	2,937
Shareholder servicing costs	1,369
Administrative services fee	8,823
Independent Trustees’ compensation	638
Custodian fee	30,511
Shareholder communications	4,810
Audit and tax fees	25,999
Legal fees	255
Registration fees	28,475
Miscellaneous	5,615
Total expenses	$118,973
Reduction of expenses by investment adviser	(102,228)
Net expenses	$16,745
Net investment loss	$(1,098)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(36,995)
Foreign currency	(69)
Net realized gain (loss) on investments and foreign currency	$(37,064)
Change in unrealized appreciation (depreciation)
Investments	$439,998
Translation of assets and liabilities in foreign currencies	334
Net unrealized gain (loss) on investments and foreign currency translation	$440,332
Net realized and unrealized gain (loss) on investments and foreign currency	$403,268
Change in net assets from operations	$402,170

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 1/31/13	Year ended 7/31/12
Change in net assets	(unaudited)
From operations
Net investment income (loss)	$(1,098)	$27,079
Net realized gain (loss) on investments and foreign currency	(37,064)	(132,758)
Net unrealized gain (loss) on investments and foreign currency translation	440,332	(115,771)
Change in net assets from operations	$402,170	$(221,450)
Distributions declared to shareholders
From net investment income	$(26,201)	$(22,701)
From net realized gain on investments	—	(20,351)
Total distributions declared to shareholders	$(26,201)	$(43,052)
Change in net assets from fund share transactions	$1,285,843	$3,064
Total change in net assets	$1,661,812	$(261,438)
Net assets
At beginning of period	1,716,233	1,977,671
At end of period (including accumulated distributions in excess of net investment income of $1,319 and undistributed net investment income of $25,980, respectively)	$3,378,045	$1,716,233

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 1/31/13 (unaudited)		Year ended 7/31/12	Period ended 7/31/11 (c)

Net asset value, beginning of period	$10.03		$11.48	$10.00
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.16	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	2.26		(1.35)	1.23
Total from investment operations	$2.26		$(1.19)	$1.48
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.14)	$—
From net realized gain on investments	—		(0.12)	—
Total distributions declared to shareholders	$(0.14)		$(0.26)	$—
Net asset value, end of period (x)	$12.15		$10.03	$11.48
Total return (%) (r)(s)(t)(x)	22.58	(n)	(10.18)	14.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.14	(a)	13.52	13.74	(a)
Expenses after expense reductions (f)	1.55	(a)	1.55	1.55	(a)
Net investment income (loss)	(0.08	)(a)	1.57	2.50	(a)
Portfolio turnover	45	(n)	56	26	(n)
Net assets at end of period (000 omitted)	$1,604		$596	$790

See Notes to Financial Statements

14

Financial Highlights – continued

Class B	Six months ended 1/31/13 (unaudited)		Year ended 7/31/12	Period ended 7/31/11 (c)

Net asset value, beginning of period	$9.98		$11.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.08	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	2.24		(1.33)	1.25
Total from investment operations	$2.19		$(1.25)	$1.40
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.05)	$—
From net realized gain on investments	—		(0.12)	—
Total distributions declared to shareholders	$(0.07)		$(0.17)	$—
Net asset value, end of period (x)	$12.10		$9.98	$11.40
Total return (%) (r)(s)(t)(x)	22.02	(n)	(10.84)	14.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.00	(a)	14.36	14.34	(a)
Expenses after expense reductions (f)	2.30	(a)	2.30	2.30	(a)
Net investment income (loss)	(0.83	)(a)	0.81	1.54	(a)
Portfolio turnover	45	(n)	56	26	(n)
Net assets at end of period (000 omitted)	$206		$148	$166

See Notes to Financial Statements

15

Financial Highlights – continued

Class C	Six months ended 1/31/13 (unaudited)		Year ended 7/31/12	Period ended 7/31/11 (c)

Net asset value, beginning of period	$9.96		$11.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.08	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	2.24		(1.33)	1.29
Total from investment operations	$2.19		$(1.25)	$1.40
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.07)	$—
From net realized gain on investments	—		(0.12)	—
Total distributions declared to shareholders	$(0.09)		$(0.19)	$—
Net asset value, end of period (x)	$12.06		$9.96	$11.40
Total return (%) (r)(s)(t)(x)	22.08	(n)	(10.84)	14.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.82	(a)	14.31	14.71	(a)
Expenses after expense reductions (f)	2.30	(a)	2.30	2.30	(a)
Net investment income (loss)	(0.89	)(a)	0.83	1.08	(a)
Portfolio turnover	45	(n)	56	26	(n)
Net assets at end of period (000 omitted)	$451		$141	$180

See Notes to Financial Statements

16

Financial Highlights – continued

Class I	Six months ended 1/31/13 (unaudited)		Year ended 7/31/12	Period ended 7/31/11 (c)

Net asset value, beginning of period	$10.06		$11.50	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.19	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	2.26		(1.36)	1.32
Total from investment operations	$2.27		$(1.17)	$1.50
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.15)	$—
From net realized gain on investments	—		(0.12)	—
Total distributions declared to shareholders	$(0.16)		$(0.27)	$—
Net asset value, end of period (x)	$12.17		$10.06	$11.50
Total return (%) (r)(s)(x)	22.64	(n)	(9.96)	15.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.01	(a)	13.29	13.90	(a)
Expenses after expense reductions (f)	1.30	(a)	1.30	1.30	(a)
Net investment income	0.19	(a)	1.88	1.83	(a)
Portfolio turnover	45	(n)	56	26	(n)
Net assets at end of period (000 omitted)	$1,116		$832	$842

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS European Equity Fund (the fund) is a series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the European market as a whole, as measured by an index determined by MFS to be an appropriate measure of the European market. At January 31, 2013, the fund did not have more than 25% of its assets invested in any one industry.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally

18

Notes to Financial Statements (unaudited) – continued

valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

19

Notes to Financial Statements (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,378,226	$—	$—	$2,378,226
Mutual Funds	146,877	—	—	146,877
Total Investments	$2,525,103	$—	$—	$2,525,103

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,857,886 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. Other reasons for changes in classifications between levels 1 and 2 relate to referencing trading activity outside of a primary exchange in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

20

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended January 31, 2013, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/12
Ordinary income (including any short-term capital gains)	$43,052

21

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/13
Cost of investments	$2,172,462
Gross appreciation	439,878
Gross depreciation	(87,237)
Net unrealized appreciation (depreciation)	$352,641

As of 7/31/12
Undistributed ordinary income	26,105
Capital loss carryforwards	(7,662)
Post-October capital loss deferral	(55,716)
Other temporary differences	(358)
Net unrealized appreciation (depreciation)	(87,358)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of July 31, 2012, the fund had capital loss carryforwards available to offset future realized gains.

Such losses are characterized as follows:
Short-Term Losses	$(6,512)
Long-Term Losses	(1,150)
Total	$(7,662)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 1/31/13	Year ended 7/31/12	Six months ended 1/31/13	Year ended 7/31/12
Class A	$9,546	$8,861	$—	$7,557
Class B	1,170	657	—	1,519
Class C	2,024	1,000	—	1,713
Class I	13,461	12,183	—	9,562
Total	$26,201	$22,701	$—	$20,351

22

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.80%
Average daily net assets in excess of $2.5 million	0.75%

The management fee incurred for the six months ended January 31, 2013 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Class A	Class B	Class C	Class I
1.55%	2.30%	2.30%	1.30%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2013. For the six months ended January 31, 2013, this reduction amounted to $102,226 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $989 for the six months ended January 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$980
Class B	0.75%	0.25%	1.00%	1.00%	873
Class C	0.75%	0.25%	1.00%	1.00%	1,084
Total Distribution and Service Fees					$2,937

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.

23

Notes to Financial Statements (unaudited) – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. There were no contingent deferred sales charges imposed during the six months ended January 31, 2013.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2013, the fee was $508, which equated to 0.0479% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended January 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $861.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2013 was equivalent to an annual effective rate of 0.8323% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $6 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in

24

Notes to Financial Statements (unaudited) – continued

the amount of $2, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

At January 31, 2013, MFS held 58% and 76% of Class B and Class I, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $1,200,684 and $907,676, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/13		Year ended 7/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	130,649	$1,517,652	49,537	$505,615
Class B	2,179	24,842	8,601	82,822
Class C	24,019	280,320	2,424	24,924
Class I	11,454	133,842	15,832	163,329
	168,301	$1,956,656	76,394	$776,690

Shares issued to shareholders in reinvestment of distributions
Class A	826	$9,546	1,771	$16,149
Class B	101	1,170	238	2,176
Class C	176	2,024	298	2,713
Class I	1,163	13,461	2,343	21,406
	2,266	$26,201	4,650	$42,444

Shares reacquired
Class A	(58,827)	$(645,479)	(60,692)	$(606,310)
Class B	(64)	(732)	(8,594)	(78,641)
Class C	(870)	(9,944)	(4,414)	(43,372)
Class I	(3,617)	(40,859)	(8,651)	(87,747)
	(63,378)	$(697,014)	(82,351)	$(816,070)

25

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/13		Year ended 7/31/12
	Shares	Amount	Shares	Amount
Net change
Class A	72,648	$881,719	(9,384)	$(84,546)
Class B	2,216	25,280	245	6,357
Class C	23,325	272,400	(1,692)	(15,735)
Class I	9,000	106,444	9,524	96,988
	107,189	$1,285,843	(1,307)	$3,064

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2013, the fund’s commitment fee and interest expense were $4 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	88,648	757,837	(699,608)	146,877

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$53	$146,877

26

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

27

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

January 31, 2013

MFS® LATIN AMERICAN EQUITY FUND

LEQ-SEM

MFS® LATIN AMERICAN EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

Global financial markets began 2013 with greater optimism. U.S. and Asian economic trends have turned more positive. Europe continues to struggle through its economic slump. However, even there, sentiment has improved. The U.S. Congress averted its year-end fiscal cliff, but a degree of uncertainty remains regarding upcoming negotiations over spending cuts and the debt ceiling. The U.S. Federal Reserve Board is continuing its accommodative monetary easing, while the U.S. housing and job markets have made steady gains. Corporate profits have been resilient, and investors have demonstrated increased tolerance for risk.

Overseas, the eurozone remains in a broad contraction, with economic output receding in France as well as Italy and Spain. However, large-scale early repayments of European Central

Bank loans by banks and Germany’s strong rebound in manufacturing activity are encouraging signs. In Asia, both China and Japan appear to be in the early stages of a turnaround. China’s economic activity has picked up from last year’s relative slowdown, and Japan’s sharp devaluation of the yen, an important anti-deflationary measure, seems to be having its desired impact: Japanese stocks have soared, corporate profits are rising and confidence is returning among consumers, businesses and investors.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 18, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Vale S.A., ADR	6.8%
America Movil S.A.B. de C.V., “L”, ADR	4.1%
Credicorp Ltd.	4.0%
BM&F Bovespa S.A.	3.8%
Itau Unibanco Holding S.A., ADR	3.4%
Companhia de Bebidas das Americas, ADR	3.2%
M. Dias Branco S.A. Industria e Comercio de Alimentos	3.1%
Gerdau S.A., ADR	3.0%
Anhanguera Educacional Participacoes S.A.	2.9%
Petroleo Brasileiro S.A., ADR	2.7%

Equity sectors (a)
Financial Services	26.2%
Basic Materials	14.4%
Utilities & Communications	12.6%
Special Products & Services	10.2%
Consumer Staples	10.1%
Energy	6.6%
Health Care	4.7%
Retailing	3.3%
Transportation	2.5%
Industrial Goods & Services	1.9%
Autos & Housing	1.7%
Leisure	1.7%
Technology	0.9%

Issuer country weightings (x)
Brazil	60.5%
Mexico	20.9%
Peru	3.9%
Chile	3.9%
United States	3.3%
Argentina	2.7%
Luxembourg	1.7%
Panama	1.6%
British Virgin Islands	0.9%
Colombia	0.6%

Currency exposure weightings (y)
Brazilian Real	60.5%
Mexican Peso	20.9%
United States Dollar	9.7%
Euro	4.4%
Chilean Peso	3.9%
Colombian Peso	0.6%

2

Portfolio Composition – continued

(a)	The sectors depicted are economic aggregates made up of several underlying industry categories. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Latin American market as a whole, as measured by an index determined by MFS to be an appropriate measure of the Latin American market. At January 31, 2013, the fund did not have more than 25% of its assets invested in any one industry.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 1/31/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

August 1, 2012 through January 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2012 through January 31, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/12	Ending Account Value 1/31/13	Expenses Paid During Period (p) 8/01/12-1/31/13
A	Actual	1.65%	$1,000.00	$1,159.54	$8.98
	Hypothetical (h)	1.65%	$1,000.00	$1,016.89	$8.39
B	Actual	2.40%	$1,000.00	$1,155.15	$13.04
	Hypothetical (h)	2.40%	$1,000.00	$1,013.11	$12.18
C	Actual	2.40%	$1,000.00	$1,155.42	$13.04
	Hypothetical (h)	2.40%	$1,000.00	$1,013.11	$12.18
I	Actual	1.40%	$1,000.00	$1,160.00	$7.62
	Hypothetical (h)	1.40%	$1,000.00	$1,018.15	$7.12

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.8%
Issuer	Shares/Par	Value ($)
Aerospace - 1.3%
Embraer S.A., ADR	2,006	$66,133

Airlines - 2.5%
Copa Holdings S.A., “A”	712	$78,035
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	399	47,645

		$125,680
Alcoholic Beverages - 4.3%
Companhia de Bebidas das Americas, ADR	3,349	$157,604
Compania Cervecerias Unidas S.A., ADR	1,645	52,558

		$210,162
Apparel Manufacturers - 1.8%
Arezzo Industria e Comercio S.A.	2,328	$43,840
Cia.Hering S.A.	2,300	43,751

		$87,591
Broadcasting - 0.8%
Grupo Televisa S.A., ADR	1,453	$40,699

Brokerage & Asset Managers - 7.1%
BM&F Bovespa S.A.	26,700	$186,907
Bolsa Mexicana de Valores S.A. de C.V.	38,500	97,775
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	5,202	65,438

		$350,120
Business Services - 1.2%
LPS Brasil - Consultoria de Imoveis S.A.	3,300	$58,664

Computer Software - 0.9%
Totvs S.A.	2,100	$45,736

Conglomerates - 0.7%
Alfa S.A de C.V., “A”	14,870	$35,706

Construction - 1.7%
Corporacion GEO S.A.B. de C.V., “B” (a)	15,510	$18,127
PDG Realty S.A.	18,000	28,564
Urbi Desarrollos Urbanos S.A. de C.V. (a)	68,230	39,603

		$86,294

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 1.2%
Kimberly-Clark de Mexico S.A. de C.V., “A”	20,950	$58,642

Consumer Services - 8.3%
Abril Educacao S.A., IEU	2,840	$62,480
Anhanguera Educacional Participacoes S.A.	7,300	142,052
Estacio Participacoes S.A.	4,250	94,120
Kroton Educacional S.A. (a)	4,517	110,920

		$409,572
Containers - 0.7%
Industria Klabin de Papel e Celulose, IPS	5,300	$36,330

Energy - Independent - 1.2%
Ultrapar Participacoes S.A.	2,400	$57,935

Energy - Integrated - 2.7%
Petroleo Brasileiro S.A., ADR	7,334	$134,066

Engineering - Construction - 0.6%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	3,800	$27,194

Food & Beverages - 4.6%
Arca Continental S.A.B de C.V.	10,095	$76,983
M. Dias Branco S.A. Industria e Comercio de Alimentos	3,800	150,771

		$227,754
Food & Drug Stores - 0.9%
Brazil Pharma S.A.	3,000	$22,146
Raia Drogasil S.A.	2,000	22,347

		$44,493
General Merchandise - 0.6%
Lojas Renner S.A.	800	$32,023

Health Maintenance Organizations - 0.5%
OdontoPrev S.A.	5,100	$25,995

Insurance - 2.6%
Brasil Insurance Participacoes e Administracao S.A.	11,700	$126,321

Medical & Health Technology & Services - 1.8%
Diagnosticos da America S.A.	6,800	$48,319
Fleury S.A.	3,600	40,224

		$88,543

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Metals & Mining - 13.0%
Gerdau S.A., ADR	16,991	$150,031
Grupo Mexico S.A.B. de C.V., “B”	19,837	73,921
Ternium S.A., ADR	3,488	82,421
Vale S.A., ADR	16,626	335,346

		$641,719
Oil Services - 2.7%
Tenaris S.A., ADR	3,179	$133,741

Other Banks & Diversified Financials - 12.6%
Banco Santander Chile, ADR	689	$20,808
Banco Santander S.A., IEU	14,600	107,410
Bancolombia S.A., ADR	425	29,542
Credicorp Ltd.	1,246	195,286
Grupo Financiero Banorte S.A. de C.V.	8,700	59,988
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	2,440	37,942
Itau Unibanco Holding S.A., ADR	9,752	168,027

		$619,003
Pharmaceuticals - 2.4%
Genomma Lab Internacional S.A., “B” (a)	52,400	$119,640

Real Estate - 3.9%
Brasil Brokers Participacoes	31,400	$99,655
Macquarie Mexico Real Estate S.A. de C.V., REIT (a)	27,200	63,665
Multiplan Empreendimentos Imobiliarios S.A.	1,000	28,900

		$192,220
Restaurants - 0.9%
Arcos Dorados Holdings, Inc.	3,260	$44,792

Specialty Chemicals - 0.7%
Mexichem S.A.B de C.V.	5,800	$32,808

Telecommunications - Wireless - 6.0%
America Movil S.A.B. de C.V., “L”, ADR	7,992	$201,079
TIM Participacoes S.A., ADR	4,314	94,908

		$295,987
Telephone Services - 0.5%
Empresa Nacional de Telecomunicaciones S.A.	1,035	$22,510

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 4.1%
Energias do Brasil S.A.	16,000	$97,944
Terna Participacoes S.A., IEU	2,940	34,695
Tractebel Energia S.A.	3,830	68,066

		$200,705
Utilities - Water - 2.0%
Aguas Andinas S.A.	130,175	$96,392
Total Common Stocks (Identified Cost, $4,201,337)		$4,775,170

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	62,683	$62,683
Total Investments (Identified Cost, $4,264,020)		$4,837,853

Other Assets, Less Liabilities - 1.9%		93,893
Net Assets - 100.0%		$4,931,746

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $4,201,337)	$4,775,170
Underlying affiliated funds, at cost and value	62,683
Total investments, at value (identified cost, $4,264,020)	$4,837,853
Foreign currency, at value (identified cost, $243)	243
Receivables for
Fund shares sold	151,649
Interest and dividends	7,841
Receivable from investment adviser	13,769
Other assets	132
Total assets	$5,011,487
Liabilities
Payable to custodian	$9
Payable to affiliates
Shareholder servicing costs	1,227
Distribution and service fees	96
Payable for independent Trustees’ compensation	166
Deferred country tax expense payable	7,073
Accrued expenses and other liabilities	71,170
Total liabilities	$79,741
Net assets	$4,931,746
Net assets consist of
Paid-in capital	$4,828,853
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $4,885 deferred country tax)	569,141
Accumulated net realized gain (loss) on investments and foreign currency	(462,013)
Accumulated distributions in excess of net investment income	(4,235)
Net assets	$4,931,746
Shares of beneficial interest outstanding	467,059

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,829,659	267,485	$10.58
Class B	615,345	58,777	10.47
Class C	453,630	43,397	10.45
Class I	1,033,112	97,400	10.61

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.23 [100 / 94.25 x $10.58]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$37,336
Dividends from underlying affiliated funds	52
Foreign taxes withheld	(1,948)
Total investment income	$35,440
Expenses
Management fee	$22,308
Distribution and service fees	7,988
Shareholder servicing costs	3,966
Administrative services fee	8,823
Independent Trustees’ compensation	643
Custodian fee	32,919
Shareholder communications	5,255
Audit and tax fees	25,999
Legal fees	557
Registration fees	30,425
Miscellaneous	5,592
Total expenses	$144,475
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(106,724)
Net expenses	$37,750
Net investment loss	$(2,310)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $2,188 country tax)	$(79,117)
Foreign currency	(1,317)
Net realized gain (loss) on investments and foreign currency	$(80,434)
Change in unrealized appreciation (depreciation)
Investments (net of $4,885 increase in deferred country tax)	$704,195
Translation of assets and liabilities in foreign currencies	687
Net unrealized gain (loss) on investments and foreign currency translation	$704,882
Net realized and unrealized gain (loss) on investments and foreign currency	$624,448
Change in net assets from operations	$622,138

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 1/31/13	Year ended 7/31/12
Change in net assets	(unaudited)
From operations
Net investment income (loss)	$(2,310)	$51,949
Net realized gain (loss) on investments and foreign currency	(80,434)	(360,874)
Net unrealized gain (loss) on investments and foreign currency translation	704,882	(200,292)
Change in net assets from operations	$622,138	$(509,217)
Distributions declared to shareholders
From net investment income	$(41,001)	$(2,610)
From net realized gain on investments	—	(39,702)
Total distributions declared to shareholders	$(41,001)	$(42,312)
Change in net assets from fund share transactions	$419,120	$1,381,090
Total change in net assets	$1,000,257	$829,561
Net assets
At beginning of period	3,931,489	3,101,928
At end of period (including accumulated distributions in excess of net investment income of $4,235 and undistributed net investment income of $39,076, respectively)	$4,931,746	$3,931,489

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 1/31/13 (unaudited)		Year ended 7/31/12	Period ended 7/31/11 (c)

Net asset value, beginning of period	$9.23		$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.15	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	1.46		(1.56)	0.59	(g)
Total from investment operations	$1.46		$(1.41)	$0.77
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.01)	$—
From net realized gain on investments	—		(0.12)	—
Total distributions declared to shareholders	$(0.11)		$(0.13)	$—
Net asset value, end of period (x)	$10.58		$9.23	$10.77
Total return (%) (r)(s)(t)(x)	15.84	(n)	(13.02)	7.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.66	(a)	8.56	9.38	(a)
Expenses after expense reductions (f)	1.65	(a)	1.65	1.65	(a)
Net investment income	0.01	(a)(l)	1.55	1.83	(a)
Portfolio turnover	20	(n)	56	30	(n)
Net assets at end of period (000 omitted)	$2,830		$2,132	$1,490

See Notes to Financial Statements

13

Financial Highlights – continued

Class B	Six months ended 1/31/13 (unaudited)		Year ended 7/31/12	Period ended 7/31/11 (c)

Net asset value, beginning of period	$9.11		$10.71	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.07	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	1.43		(1.55)	0.59	(g)
Total from investment operations	$1.39		$(1.48)	$0.71
Less distributions declared to shareholders
From net investment income	$(0.03)		$—	$—
From net realized gain on investments	—		(0.12)	—
Total distributions declared to shareholders	$(0.03)		$(0.12)	$—
Net asset value, end of period (x)	$10.47		$9.11	$10.71
Total return (%) (r)(s)(t)(x)	15.30	(n)	(13.72)	7.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.44	(a)	9.37	9.76	(a)
Expenses after expense reductions (f)	2.40	(a)	2.40	2.40	(a)
Net investment income (loss)	(0.72	)(a)(l)	0.80	1.26	(a)
Portfolio turnover	20	(n)	56	30	(n)
Net assets at end of period (000 omitted)	$615		$562	$542

Class C	Six months ended 1/31/13 (unaudited)		Year ended 7/31/12	Period ended 7/31/11 (c)

Net asset value, beginning of period	$9.12		$10.71	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.08	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	1.43		(1.55)	0.59	(g)
Total from investment operations	$1.39		$(1.47)	$0.71
Less distributions declared to shareholders
From net investment income	$(0.06)		$—	$—
From net realized gain on investments	—		(0.12)	—
Total distributions declared to shareholders	$(0.06)		$(0.12)	$—
Net asset value, end of period (x)	$10.45		$9.12	$10.71
Total return (%) (r)(s)(t)(x)	15.32	(n)	(13.63)	7.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.41	(a)	9.33	10.51	(a)
Expenses after expense reductions (f)	2.40	(a)	2.40	2.40	(a)
Net investment income (loss)	(0.73	)(a)(l)	0.82	1.25	(a)
Portfolio turnover	20	(n)	56	30	(n)
Net assets at end of period (000 omitted)	$454		$355	$263

See Notes to Financial Statements

14

Financial Highlights – continued

Class I	Six months ended 1/31/13 (unaudited)		Year ended 7/31/12	Period ended 7/31/11 (c)

Net asset value, beginning of period	$9.27		$10.80	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.19	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	1.46		(1.58)	0.62	(g)
Total from investment operations	$1.47		$(1.39)	$0.80
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.02)	$—
From net realized gain on investments	—		(0.12)	—
Total distributions declared to shareholders	$(0.13)		$(0.14)	$—
Net asset value, end of period (x)	$10.61		$9.27	$10.80
Total return (%) (r)(s)(x)	15.89	(n)	(12.74)	8.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.46	(a)	8.31	10.71	(a)
Expenses after expense reductions (f)	1.40	(a)	1.40	1.40	(a)
Net investment income	0.27	(a)(l)	1.98	1.93	(a)
Portfolio turnover	20	(n)	56	30	(n)
Net assets at end of period (000 omitted)	$1,033		$883	$807

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Latin American Equity Fund (the fund) is a series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries. The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Latin American market as a whole, as measured by an index determined by MFS to be an appropriate measure of the Latin American market. At January 31, 2013, the fund did not have more than 25% of its assets invested in any one industry.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the

16

Notes to Financial Statements (unaudited) – continued

market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of

17

Notes to Financial Statements (unaudited) – continued

input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,775,170	$—	$—	$4,775,170
Mutual Funds	62,683	—	—	62,683
Total Investments	$4,837,853	$—	$—	$4,837,853

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

18

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/12
Ordinary income (including any short-term capital gains)	$42,312

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/13
Cost of investments	$4,491,847
Gross appreciation	844,775
Gross depreciation	(498,769)
Net unrealized appreciation (depreciation)	$346,006

As of 7/31/12
Undistributed ordinary income	39,317
Capital loss carryforwards	(153,752)
Other temporary differences	(735)
Net unrealized appreciation (depreciation)	(363,074)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

19

Notes to Financial Statements (unaudited) – continued

As of July 31, 2012, the fund had capital loss carryforwards available to offset future realized gains.

Such losses are characterized as follows:
Short-term losses	$(60,637)
Long-term losses	(93,115)
Total	$(153,752)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 1/31/13	Year ended 7/31/12	Six months ended 1/31/13	Year ended 7/31/12
Class A	$25,388	$1,064	$—	$20,008
Class B	1,943	—	—	7,490
Class C	2,981	—	—	3,161
Class I	10,689	1,546	—	9,043
Total	$41,001	$2,610	$—	$39,702

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	1.05%
Next $1.5 billion of average daily net assets	0.95%
Average daily net assets in excess of $2.5 billion	0.90%

The management fee incurred for the six months ended January 31, 2013 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund

20

Notes to Financial Statements (unaudited) – continued

operating expenses do not exceed the following rates annually of each class’s average daily net assets.

Class A	Class B	Class C	Class I
1.65%	2.40%	2.40%	1.40%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2013. For the six months ended January 31, 2013, this reduction amounted to $106,720 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,376 for the six months ended January 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,940
Class B	0.75%	0.25%	1.00%	1.00%	2,984
Class C	0.75%	0.25%	1.00%	1.00%	2,064
Total Distribution and Service Fees					$7,988

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended January 31, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD. There were no contingent deferred sales charges imposed during the six months ended January 31, 2013.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

21

Notes to Financial Statements (unaudited) – continued

determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2013, the fee was $1,150, which equated to 0.0541% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended January 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,816.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2013 was equivalent to an annual effective rate of 0.4152% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $13 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

At January 31, 2013, MFS held 64% of the outstanding shares of Class I.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $1,051,521 and $815,357, respectively.

22

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/13		Year ended 7/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	76,055	$764,276	198,453	$1,933,009
Class B	7,623	76,923	38,932	372,147
Class C	11,367	110,128	21,053	205,609
Class I	14,846	154,374	58,806	576,584
	109,891	$1,105,701	317,244	$3,087,349

Shares issued to shareholders in reinvestment of distributions
Class A	2,500	$25,124	2,380	$20,350
Class B	195	1,943	786	6,657
Class C	300	2,981	373	3,161
Class I	1,061	10,689	1,237	10,589
	4,056	$40,737	4,776	$40,757

Shares reacquired
Class A	(41,919)	$(413,654)	(108,321)	$(1,045,400)
Class B	(10,729)	(108,960)	(28,648)	(274,061)
Class C	(7,181)	(70,568)	(7,086)	(65,790)
Class I	(13,772)	(134,136)	(39,456)	(361,765)
	(73,601)	$(727,318)	(183,511)	$(1,747,016)

Net change
Class A	36,636	$375,746	92,512	$907,959
Class B	(2,911)	(30,094)	11,070	104,743
Class C	4,486	42,541	14,340	142,980
Class I	2,135	30,927	20,587	225,408
	40,346	$419,120	138,509	$1,381,090

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund,

23

Notes to Financial Statements (unaudited) – continued

based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2013, the fund’s commitment fee and interest expense were $13 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	20,087	1,125,273	(1,082,677)	62,683

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$52	$62,683

24

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

25

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

January 31, 2013

MFS® EQUITY INCOME FUND

EQI-SEM

MFS® EQUITY INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

Global financial markets began 2013 with greater optimism. U.S. and Asian economic trends have turned more positive. Europe continues to struggle through its economic slump. However, even there, sentiment has improved. The U.S. Congress averted its year-end fiscal cliff, but a degree of uncertainty remains regarding upcoming negotiations over spending cuts and the debt ceiling. The U.S. Federal Reserve Board is continuing its accommodative monetary easing, while the U.S. housing and job markets have made steady gains. Corporate profits have been resilient, and investors have demonstrated increased tolerance for risk.

Overseas, the eurozone remains in a broad contraction, with economic output receding in France as well as Italy and Spain. However, large-scale early repayments of European Central

Bank loans by banks and Germany’s strong rebound in manufacturing activity are encouraging signs. In Asia, both China and Japan appear to be in the early stages of a turnaround. China’s economic activity has picked up from last year’s relative slowdown, and Japan’s sharp devaluation of the yen, an important anti-deflationary measure, seems to be having its desired impact: Japanese stocks have soared, corporate profits are rising and confidence is returning among consumers, businesses and investors.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We also remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 18, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	4.3%
Apple, Inc.	3.4%
Chevron Corp.	3.1%
Pfizer, Inc.	3.1%
JPMorgan Chase & Co.	3.0%
Johnson & Johnson	3.0%
Philip Morris International, Inc.	2.5%
Microsoft Corp.	2.4%
Merck & Co., Inc.	2.3%
Eli Lilly & Co.	1.8%

Equity sectors
Financial Services	18.2%
Technology	12.3%
Health Care	12.3%
Utilities & Communications	11.4%
Energy	11.0%
Consumer Staples	8.5%
Leisure	7.2%
Retailing	6.5%
Autos & Housing	3.4%
Basic Materials	3.3%
Industrial Goods & Services	2.9%
Transportation	0.9%

Percentages are based on net assets as of 1/31/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 27, 2012 through January 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 27, 2012 through January 31, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/27/12	Ending Account Value 1/31/13	Expenses Paid During Period (p) 9/27/12-1/31/13
A	Actual	1.25%	$1,000.00	$1,036.34	$4.43
	Hypothetical (h)	1.25%	$1,000.00	$1,018.90	$6.36
B	Actual	2.00%	$1,000.00	$1,034.44	$7.08
	Hypothetical (h)	2.00%	$1,000.00	$1,015.12	$10.16
C	Actual	2.00%	$1,000.00	$1,034.69	$7.08
	Hypothetical (h)	2.00%	$1,000.00	$1,015.12	$10.16
I	Actual	1.00%	$1,000.00	$1,037.81	$3.55
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R1	Actual	2.00%	$1,000.00	$1,034.10	$7.08
	Hypothetical (h)	2.00%	$1,000.00	$1,015.12	$10.16
R2	Actual	1.50%	$1,000.00	$1,036.45	$5.31
	Hypothetical (h)	1.50%	$1,000.00	$1,017.64	$7.63
R3	Actual	1.25%	$1,000.00	$1,037.13	$4.43
	Hypothetical (h)	1.25%	$1,000.00	$1,018.90	$6.36
R4	Actual	1.00%	$1,000.00	$1,037.81	$3.55
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R5	Actual	0.97%	$1,000.00	$1,037.81	$3.44
	Hypothetical (h)	0.97%	$1,000.00	$1,020.32	$4.94

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended January 31, 2013. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, September 27, 2012, through January 31, 2013.

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.5%
Issuer	Shares/Par	Value ($)
Aerospace - 1.6%
Lockheed Martin Corp.	990	$86,001

Airlines - 0.9%
Copa Holdings S.A., “A”	460	$50,416

Automotive - 3.4%
Delphi Automotive PLC (a)	2,200	$85,052
General Motors Co. (a)	1,300	36,517
Magna International, Inc.	1,170	61,151

		$182,720
Brokerage & Asset Managers - 0.2%
Prospect Capital Corp.	900	$10,152

Cable TV - 3.7%
Comcast Corp., “Special A”	2,230	$81,908
Time Warner Cable, Inc.	970	86,660
Virgin Media, Inc.	770	30,330

		$198,898
Computer Software - 3.8%
CA, Inc.	740	$18,367
Microsoft Corp.	4,800	131,856
SolarWinds, Inc. (a)	1,050	57,141

		$207,364
Computer Software - Systems - 6.0%
Apple, Inc.	400	$182,124
Canon, Inc.	1,400	51,517
Hewlett-Packard Co.	3,790	62,573
Western Digital Corp.	640	30,080

		$326,294
Consumer Products - 2.3%
Nu Skin Enterprises, Inc., “A”	1,450	$61,422
Procter & Gamble Co.	830	62,383

		$123,805
Containers - 0.3%
Packaging Corp. of America	450	$17,294

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 2.2%
Hoya Corp.	1,200	$23,161
Microchip Technology, Inc.	2,290	76,601
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,170	20,756

		$120,518
Energy - Independent - 2.7%
HollyFrontier Corp.	850	$44,387
Marathon Petroleum Corp.	630	46,752
Valero Energy Corp.	1,240	54,225

		$145,364
Energy - Integrated - 8.3%
Chevron Corp.	1,450	$166,968
Exxon Mobil Corp.	2,580	232,123
Royal Dutch Shell PLC, “A”	1,502	53,384

		$452,475
Food & Beverages - 2.2%
General Mills, Inc.	550	$23,067
Ingredion, Inc.	550	36,339
Tyson Foods, Inc., “A”	2,630	58,176

		$117,582
Food & Drug Stores - 3.2%
CVS Caremark Corp.	800	$40,960
Kroger Co.	2,290	63,433
Walgreen Co.	1,740	69,530

		$173,923
Gaming & Lodging - 0.5%
Wynn Resorts Ltd.	230	$28,801

General Merchandise - 2.4%
Macy’s, Inc.	1,960	$77,440
Target Corp.	870	52,557

		$129,997
Health Maintenance Organizations - 0.2%
Aetna, Inc.	210	$10,128

Insurance - 8.0%
Aflac, Inc.	360	$19,102
American International Group, Inc. (a)	2,370	89,657
Delta Lloyd N.V.	3,110	61,188

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
MetLife, Inc.	2,610	$97,457
Prudential Financial, Inc.	1,090	63,089
Validus Holdings Ltd.	2,280	83,015
Zurich Insurance Group AG	72	20,713

		$434,221
Internet - 0.3%
Google, Inc., “A” (a)	20	$15,114

Leisure & Toys - 3.0%
Activision Blizzard, Inc.	5,420	$61,734
Mattel, Inc.	2,290	86,173
Polaris Industries, Inc.	200	17,418

		$165,325
Machinery & Tools - 1.3%
Cummins, Inc.	630	$72,343

Major Banks - 7.8%
Banco Santander S.A.	4,112	$34,499
BOC Hong Kong Holdings Ltd.	7,000	24,144
JPMorgan Chase & Co.	3,460	162,793
Mizuho Financial Group, Inc.	27,700	55,433
Sumitomo Mitsui Financial Group, Inc.	600	24,080
Wells Fargo & Co.	2,020	70,357
Westpac Banking Corp.	1,800	52,632

		$423,938
Medical Equipment - 0.7%
Abbott Laboratories	1,040	$35,235

Metals & Mining - 3.0%
Iluka Resources Ltd.	5,217	$52,880
Rio Tinto Ltd.	910	51,380
Vale S.A., ADR	2,820	56,879

		$161,139
Natural Gas - Distribution - 0.9%
GDF SUEZ	2,501	$51,311

Other Banks & Diversified Financials - 0.3%
Fifth Third Bancorp	1,040	$16,942

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 11.4%
AbbVie, Inc.	1,040	$38,158
Eli Lilly & Co.	1,830	98,253
Johnson & Johnson	2,180	161,146
Merck & Co., Inc.	2,910	125,858
Pfizer, Inc.	6,100	166,408
Teva Pharmaceutical Industries Ltd., ADR	740	28,113

		$617,936
Real Estate - 1.9%
Annaly Mortgage Management, Inc., REIT	2,910	$43,272
Corio N.V., REIT	466	22,630
EPR Properties, REIT	830	38,894

		$104,796
Specialty Stores - 0.9%
Gap, Inc.	1,460	$47,713

Telephone Services - 5.9%
Bezeq - The Israel Telecommunication Corp. Ltd.	8,530	$10,011
CenturyLink, Inc.	2,230	90,204
Frontier Communications Corp.	13,270	60,644
TDC A.S.	5,922	45,320
Telecom Italia S.p.A.	11,441	9,781
Telefonica Brasil S.A., ADR	1,470	37,015
Verizon Communications, Inc.	1,510	65,851

		$318,826
Tobacco - 4.0%
Lorillard, Inc.	2,210	$86,345
Philip Morris International, Inc.	1,510	133,122

		$219,467
Utilities - Electric Power - 4.2%
American Electric Power Co., Inc.	1,990	$90,127
NRG Energy, Inc.	2,410	57,840
PG&E Corp.	1,040	44,346
PPL Corp.	1,090	33,016

		$225,329
Total Common Stocks (Identified Cost, $5,121,211)		$5,291,367

Portfolio of Investments (unaudited) – continued

Convertible Preferred Stocks - 0.4%
Issuer	Shares/Par	Value ($)
Utilities - Electric Power - 0.4%
PPL Corp., 8.75%	180	$9,844
PPL Corp., 9.5%	180	9,731
Total Convertible Preferred Stocks (Identified Cost, $19,607)		$19,575

Money Market Funds - 2.8%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	154,802	$154,802
Total Investments (Identified Cost, $5,295,620)		$5,465,744

Other Assets, Less Liabilities - (0.7)%		(39,940)
Net Assets - 100.0%		$5,425,804

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $5,140,818)	$5,310,942
Underlying affiliated funds, at cost and value	154,802
Total investments, at value (identified cost, $5,295,620)	$5,465,744
Receivables for
Fund shares sold	381,430
Dividends	5,076
Receivable from investment adviser	13,322
Other assets	144
Total assets	$5,865,716
Liabilities
Payable to custodian	$9
Payables for
Investments purchased	385,839
Fund shares reacquired	19,787
Payable to affiliates
Shareholder servicing costs	581
Distribution and service fees	84
Payable for independent Trustees’ compensation	413
Accrued expenses and other liabilities	33,199
Total liabilities	$439,912
Net assets	$5,425,804
Net assets consist of
Paid-in capital	$5,273,849
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	170,094
Accumulated net realized gain (loss) on investments and foreign currency	(18,749)
Undistributed net investment income	610
Net assets	$5,425,804
Shares of beneficial interest outstanding	526,492

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,700,207	262,049	$10.30
Class B	151,079	14,671	10.30
Class C	592,512	57,504	10.30
Class I	114,568	11,114	10.31
Class R1	103,412	10,040	10.30
Class R2	103,593	10,053	10.30
Class R3	103,680	10,059	10.31
Class R4	103,772	10,066	10.31
Class R5	1,452,981	140,936	10.31

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.93 [100 / 94.25 x $10.30]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Period ended 1/31/13 (c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$29,065
Dividends from underlying affiliated funds	87
Foreign taxes withheld	(240)
Total investment income	$28,912
Expenses
Management fee	$7,867
Distribution and service fees	2,320
Shareholder servicing costs	712
Administrative services fee	6,090
Independent Trustees’ compensation	413
Custodian fee	3,306
Shareholder communications	1,237
Audit and tax fees	7,577
Legal fees	556
Registration fees	24,849
Miscellaneous	2,724
Total expenses	$57,651
Reduction of expenses by investment adviser	(44,985)
Net expenses	$12,666
Net investment income	$16,246
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(19,091)
Foreign currency	342
Net realized gain (loss) on investments and foreign currency	$(18,749)
Change in unrealized appreciation (depreciation)
Investments	$170,124
Translation of assets and liabilities in foreign currencies	(30)
Net unrealized gain (loss) on investments and foreign currency translation	$170,094
Net realized and unrealized gain (loss) on investments and foreign currency	$151,345
Change in net assets from operations	$167,591

(c)	For the period from the commencement of the fund’s investment operations, September 27, 2012, through the stated period end.

See Notes to Financial Statements

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 1/31/13 (c) (unaudited)
From operations
Net investment income	$16,246
Net realized gain (loss) on investments and foreign currency	(18,749)
Net unrealized gain (loss) on investments and foreign currency translation	170,094
Change in net assets from operations	$167,591
Distributions declared to shareholders
From net investment income	$(15,636)
Change in net assets from fund share transactions	$5,273,849
Total change in net assets	$5,425,804
Net assets
At beginning of period	—
At end of period (including undistributed net investment income of $610)	$5,425,804

(c)	For the period from the commencement of the fund’s investment operations, September 27, 2012, through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 1/31/13 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.32
Total from investment operations	$0.36
Less distributions declared to shareholders
From net investment income	$(0.06)
Net asset value, end of period (x)	$10.30
Total return (%) (r)(s)(t)(x)	3.63	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.00	(a)
Expenses after expense reductions (f)	1.25	(a)
Net investment income	1.19	(a)
Portfolio turnover	25	(n)
Net assets at end of period (000 omitted)	$2,700

See Notes to Financial Statements

Financial Highlights – continued

Class B	Period ended 1/31/13 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.31
Total from investment operations	$0.34
Less distributions declared to shareholders
From net investment income	$(0.04)
Net asset value, end of period (x)	$10.30
Total return (%) (r)(s)(t)(x)	3.44	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.44	(a)
Expenses after expense reductions (f)	2.00	(a)
Net investment income	0.85	(a)
Portfolio turnover	25	(n)
Net assets at end of period (000 omitted)	$151

Class C	Period ended 1/31/13 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.33
Total from investment operations	$0.35
Less distributions declared to shareholders
From net investment income	$(0.05)
Net asset value, end of period (x)	$10.30
Total return (%) (r)(s)(t)(x)	3.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.96	(a)
Expenses after expense reductions (f)	2.00	(a)
Net investment income	0.52	(a)
Portfolio turnover	25	(n)
Net assets at end of period (000 omitted)	$593

See Notes to Financial Statements

Financial Highlights – continued

Class I	Period ended 1/31/13 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.33
Total from investment operations	$0.38
Less distributions declared to shareholders
From net investment income	$(0.07)
Net asset value, end of period (x)	$10.31
Total return (%) (r)(s)(x)	3.78	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.21	(a)
Expenses after expense reductions (f)	1.00	(a)
Net investment income	1.49	(a)
Portfolio turnover	25	(n)
Net assets at end of period (000 omitted)	$115

Class R1	Period ended 1/31/13 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.31
Total from investment operations	$0.34
Less distributions declared to shareholders
From net investment income	$(0.04)
Net asset value, end of period (x)	$10.30
Total return (%) (r)(s)(x)	3.41	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.56	(a)
Expenses after expense reductions (f)	2.00	(a)
Net investment income	0.93	(a)
Portfolio turnover	25	(n)
Net assets at end of period (000 omitted)	$103

See Notes to Financial Statements

Financial Highlights – continued

Class R2	Period ended 1/31/13 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.30
Total from investment operations	$0.35
Less distributions declared to shareholders
From net investment income	$(0.05)
Net asset value, end of period (x)	$10.30
Total return (%) (r)(s)(x)	3.54	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.06	(a)
Expenses after expense reductions (f)	1.50	(a)
Net investment income	1.43	(a)
Portfolio turnover	25	(n)
Net assets at end of period (000 omitted)	$104

Class R3	Period ended 1/31/13 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.31
Total from investment operations	$0.37
Less distributions declared to shareholders
From net investment income	$(0.06)
Net asset value, end of period (x)	$10.31
Total return (%) (r)(s)(x)	3.71	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.81	(a)
Expenses after expense reductions (f)	1.25	(a)
Net investment income	1.68	(a)
Portfolio turnover	25	(n)
Net assets at end of period (000 omitted)	$104

See Notes to Financial Statements

Financial Highlights – continued

Class R4	Period ended 1/31/13 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.31
Total from investment operations	$0.38
Less distributions declared to shareholders
From net investment income	$(0.07)
Net asset value, end of period (x)	$10.31
Total return (%) (r)(s)(x)	3.78	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.56	(a)
Expenses after expense reductions (f)	1.00	(a)
Net investment income	1.93	(a)
Portfolio turnover	25	(n)
Net assets at end of period (000 omitted)	$104

Class R5	Period ended 1/31/13 (c) (unaudited)

Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.31
Total from investment operations	$0.38
Less distributions declared to shareholders
From net investment income	$(0.07)
Net asset value, end of period (x)	$10.31
Total return (%) (r)(s)(x)	3.79	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.52	(a)
Expenses after expense reductions (f)	0.97	(a)
Net investment income	1.96	(a)
Portfolio turnover	25	(n)
Net assets at end of period (000 omitted)	$1,453

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 27, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Equity Income Fund (the fund) is a series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to

Notes to Financial Statements (unaudited) – continued

the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$5,310,942	$—	$—	$5,310,942
Mutual Funds	154,802	—	—	154,802
Total Investments	$5,465,744	$—	$—	$5,465,744

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the period ended January 31, 2013, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts

Notes to Financial Statements (unaudited) – continued

in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end.

The federal tax cost of securities held were as follows:

As of 1/31/13
Cost of investments	$5,295,620
Gross appreciation	233,508
Gross depreciation	(63,384)
Net unrealized appreciation (depreciation)	$170,124

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statement of Changes in Net Assets are presented by class as follows:

From net investment income
Period ended 1/31/13 (c)
Class A	$2,544
Class B	514
Class C	452
Class I	671
Class R1	395
Class R2	525
Class R3	590
Class R4	655
Class R5	9,290
Total	$15,636

(c)	For the period from the commencement of the fund’s investment operations, September 27, 2012, through the stated period end.

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.65%
Average daily net assets in excess of $2.5 billion	0.60%

The management fee incurred for the period ended January 31, 2013 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’s average daily net assets.

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.25%	2.00%	2.00%	1.00%	2.00%	1.50%	1.25%	1.00%	0.97%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2013. For the period ended January 31, 2013, this reduction amounted to $44,984 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $8,179 for the period ended January 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$672
Class B	0.75%	0.25%	1.00%	1.00%	395
Class C	0.75%	0.25%	1.00%	1.00%	645
Class R1	0.75%	0.25%	1.00%	1.00%	347
Class R2	0.25%	0.25%	0.50%	0.50%	174
Class R3	—	0.25%	0.25%	0.25%	87
Total Distribution and Service Fees					$2,320

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended January 31, 2013 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD. There were no contingent deferred sales charges imposed during the period ended January 31, 2013.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended January 31, 2013, the fee was $132, which equated to 0.0126% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the period ended January 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $580.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended January 31, 2013 was equivalent to an annual effective rate of 0.5807% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any

Notes to Financial Statements (unaudited) – continued

time under the terms of the Agreements. For the period ended January 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $56 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 26, 2012, MFS purchased 10,000 shares each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 and 140,000 shares of Class R5 for an aggregate amount of $2,200,000.

At January 31, 2013, MFS held 68%, 91%, 100%, 100%, 100%, 100%, and 100% of the outstanding shares of Class B, Class I, Class R1, Class R2, Class R3, Class R4, and Class R5, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $5,956,099 and $805,861, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 1/31/13 (c)
	Shares	Amount
Shares sold
Class A	264,078	$2,664,235
Class B	14,619	146,167
Class C	57,458	578,367
Class I	66,799	657,179
Class R1	10,000	100,000
Class R2	10,000	100,000
Class R3	10,000	100,000
Class R4	10,000	100,000
Class R5	140,000	1,400,000
	582,954	$5,845,948

Notes to Financial Statements (unaudited) – continued

	Period ended 1/31/13 (c)
	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	180	$1,786
Class B	52	514
Class C	46	452
Class I	66	671
Class R1	40	395
Class R2	53	525
Class R3	59	590
Class R4	66	655
Class R5	936	9,290
	1,498	$14,878

Shares reacquired
Class A	(2,209)	$(22,621)
Class I	(55,751)	(564,356)
	(57,960)	$(586,977)

Net change
Class A	262,049	$2,643,400
Class B	14,671	146,681
Class C	57,504	578,819
Class I	11,114	93,494
Class R1	10,040	100,395
Class R2	10,053	100,525
Class R3	10,059	100,590
Class R4	10,066	100,655
Class R5	140,936	1,409,290
	526,492	$5,273,849

(c)	For the period from the commencement of the fund’s investment operations, September 27, 2012, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an

Notes to Financial Statements (unaudited) – continued

agreed upon spread. For the period ended January 31, 2013, the fund’s commitment fee and interest expense were $20 and $0, respectively, and are included in “Miscellaneous expense” in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	3,955,341	(3,800,539)	154,802

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$87	$154,802

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In June 2012 and July 2012, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (ii) information provided by MFS on the fees it charges to other registered funds managed in a similar style to the Fund, and (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” would be observed for the Fund. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2012 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on fees it charges to institutional accounts managed in styles similar to other MFS Funds, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

Board Approval of Investment Advisory Agreement – continued

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review. The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any proposed fee reductions or expense limitations for the Fund), the Fund’s effective advisory fee rate would be lower than the Lipper expense group median and the Fund’s total expense ratio would be approximately at the Lipper expense group median.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s proposed advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees concluded that the proposed breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages

Board Approval of Investment Advisory Agreement – continued

to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2013

*	Print name and title of each signing officer under his or her signature.